Investments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Investments
5. Investments
The following is a summary of the net investments managed by Third Point LLC as of December 31, 2020 and 2019:

	2020	2019
Assets
TP Fund	$1,055,618	$860,630
Debt securities	101,311	125,071
Total investments	1,156,929	985,701
Cash and cash equivalents	451,239	588,196
Restricted cash and cash equivalents	1,187,948	1,014,543
Due from brokers	94,902	—
Interest and dividends receivable	632	2,178
Other assets	—	18
Total assets	2,891,650	2,590,636
Liabilities
Accounts payable and accrued expenses	1,171	509
Securities sold, not yet purchased	11,990	—
Interest and dividends payable	21	—
Total liabilities	13,182	509
Total net investments managed by Third Point LLC	$2,878,468	$2,590,127
Third Point Enhanced LP
On February 28, 2019, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the Second Amended and Restated Exempted Limited Partnership Agreement (the “2019 LPA”) of TP Fund, effective January 1, 2019. The 2019 LPA amended and restated the Amended and Restated Exempted Limited Partnership Agreement (the “2018 LPA”) of TP Fund.
On August 6, 2020, SiriusPoint, Third Point Re BDA and Third Point Re USA entered into the Third Amended and Restated Exempted Limited Partnership Agreement (“2020 LPA”) of TP Fund, which amended and restated the 2019 LPA, which will become effective at the closing of the merger with Sirius, except for the amendment to the calculation of the loss recovery account which became effective on December 31, 2020. The 2020 LPA updated the terms of the 2019 LPA to reflect adjustments to the loss carryforward terms for the year ended December 31, 2020. The performance of certain fixed income and other investments managed by Third Point LLC will now be considered when calculating the performance fee allocation and loss recovery account amounts under the terms of the 2019 LPA. Other material terms of the 2020 LPA will become effective upon closing of the merger.
The TP Fund investment strategy, as implemented by Third Point LLC, is intended to achieve superior risk-adjusted returns by deploying capital in both long and short investments with favorable risk/reward characteristics across select asset classes, sectors and geographies. Third Point LLC identifies investment opportunities via a bottom-up, value-oriented approach to single security analysis supplemented by a top-down view of portfolio and risk management. Third Point LLC seeks dislocations in certain areas of the capital markets or in the pricing of particular securities and supplements single security analysis with an approach to portfolio construction that includes sizing each investment based on upside/downside calculations, all with a view towards appropriately positioning and managing overall exposures.
TP Fund meets the definition of a variable interest entity principally because of the existence of disproportionate rights in the partnership compared to the obligations to absorb the expected losses and right to receive the expected residual returns of TP Fund’s results. As of December 31, 2020, the Company and Third Point Advisors LLC (“TP GP”) hold interests of approximately 86.1% and 13.9%, respectively, of the net asset value of TP Fund. As a result, both entities hold significant financial interests in TP Fund. However, TP GP controls all of the investment decision-making authority and the Company does not have the power to direct the activities which most significantly impact the economic performance of TP Fund. As a result, the Company is not considered the primary beneficiary and does not consolidate TP Fund. As of December 31, 2020, the Company had no unfunded commitments related to TP Fund and the Company’s maximum exposure to loss corresponds to the value of its investments in TP Fund.
Under the 2019 LPA, the TPRE Limited Partners have the right to withdraw funds weekly from TP Fund to pay claims and expenses as needed, to meet capital adequacy requirements and to satisfy financing obligations. The TPRE Limited Partners may also withdraw their investment upon the occurrence of certain events specified in the 2019 LPA and may withdraw their investment in full on December 31, 2021 and each successive three-year anniversary of such date.
Collateral and other investment assets
In addition to serving as the investment manager for TP Fund, Third Point LLC also serves as investment manager for the Company’s collateral and other investment assets, which consist of cash, U.S. Treasuries, sovereign debt, structured and corporate credit fixed income securities.

On July 31, 2018, Third Point Re BDA and Third Point Re USA entered into the Collateral Assets Investment Management Agreement (the “2018 Collateral Assets IMA”) with Third Point LLC effective August 31, 2018, pursuant to which Third Point LLC serves as investment manager of certain collateral assets. The collateral assets are presented in the consolidated balance sheets within debt securities and restricted cash and cash equivalents, and are considered as part of total net investments managed by Third Point LLC.

On May 24, 2019, Third Point Re BDA and Third Point Re USA entered into the Amended and Restated Collateral Assets Investment Management Agreement (the “Amended Collateral Assets IMA”) with Third Point LLC, effective May 24, 2019, pursuant to which, in addition to serving as the investment manager for the Company’s collateral assets, Third Point LLC will serve as investment manager of certain investment assets withdrawn from TP Fund. The Amended Collateral Assets IMA will continue in effect thereafter so long as either Third Point Re BDA or Third Point Re USA remains a limited partner of TP Fund. The Company entered into the Amended Collateral Assets IMA to provide for Third Point LLC's management of a substantial portion of the Company’s assets that were reallocated from TP Fund into cash, U.S. Treasuries and other fixed income investments.
In the year ended December 31, 2020, the Company expanded its fixed income portfolio by investing in structured credit and corporate credit securities such as corporate bonds and bank debt. The Company has also hedged part of the interest rate risk underlying these securities by purchasing short positions in long duration U.S. Treasuries which are included in securities sold, not yet purchased in the consolidated balance sheets as of December 31, 2020.